Equity	12 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
EQUITY
11.	EQUITY

Ordinary shares

On August 25, 2020, the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020, and was retroactively applied as if the transaction occurred at the beginning of the period presented

On February 16, 2022, the Company’s shareholders adopted its Memorandum and Articles of Association by a special resolution, pursuant to which the Company’s authorized share capital was divided into Class A ordinary shares and Class B ordinary shares effective immediately on February 16, 2022 (“Redesignation”). Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 20 votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

-	Class A ordinary shares

As of June 30, 2020, there were 4,518,865 shares ordinary shares issued and outstanding.

On July 30, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 1,875,000 ordinary shares, no par value, at a price of $3.2 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 3, 2020.

On August 14, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 1,500,000 ordinary shares, no par value, at a price of $4.0 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 18, 2020.

On March 26, 2021, the Company and certain individual investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 3,797,488 ordinary shares, no par value, at a price of $3.72 per share, for gross and net proceeds of approximately $14.1 million. The offering closed on April, 2021.

On April 28, 2021, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 6,950,000 ordinary shares, no par value, at a price of $3.6 per share, for gross proceeds of approximately $25.0 million and net proceeds of approximately $23.1 million. The offering closed on April 30, 2021 (“April Registered Direct Offering”).

For the year ended June 30, 2021, the Company issued 863,335 ordinary shares to certain consultants for investigation, analysis and strategy making for the blockchain business. The fair value of the ordinary shares were referred to market price on issuance date, ranging between $1.68 and $5.70, and the Company recorded expenses of approximately $4.63 million.

On January 12, 2021, the Company issued 700,000 ordinary shares as earn-out payments to the shareholders of 39Pu who sold 51% equity interest to the Company.

During February through March 2021, certain institutional investors, who subscribed for ordinary shares in direct offering in May 24, 2019, exercised warrants to purchase 179,942 ordinary shares.

On July 16, 2021, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investors pursuant to which the Company sold 15,000,000 of its ordinary shares and warrants to purchase 15,000,000 Ordinary Shares in a registered direct offering (“July Registered Direct Offering”), for gross proceeds of approximately $22.5 million and net proceeds of approximately $20.8 million. The warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.50.

On September 16, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (“September Private Placement”). The transaction was closed on October 7, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 15,814,652 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $11.07 million (“October Private Placement”). The transaction was closed on November 5, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 4,000,000 ordinary shares of the Company, no par value, at a price of $0.57 per share, for an aggregate purchase price of approximately $2.28 million. The transaction was closed on November 5, 2021.

On November 5, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 27,740,512 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (“November Private Placement”). The transaction was closed on November 10, 2021.

In November 2021, certain institutional investors of July Registered Direct Offering exercised warrants to purchase 4,450,000 ordinary shares of the Company, no par value, for an aggregate purchase price of approximately $6.68 million.

For the year ended June 30, 2022, the Company issued 15,232,000 ordinary shares to five employees and three non-employees for their services provided during the year. The fair value of the ordinary shares were referred to market price on issuance date, ranging between $0.33 and $0.34, and the Company recorded expenses of approximately $5.62 million.

-	Class B ordinary shares

On December 9, 2021, the Company granted 1,300,000 Class B ordinary shares to the Company’s chief executive officer as a part of the compensation expenses for the period of October 1, 2021 through September 30, 2022. The grant-date share price was $0.67 per share. For the year ended June 30, 2022, the Company issued 975,000 Class B ordinary shares and recorded share-based compensation expenses of $653,252.

As of June 30, 2022 and 2021, the Company had 116,773,794 and 20,384,630 shares of Class A ordinary shares issued and outstanding, respectively. As of June 30, 2022 and 2021, the Company had 975,000 and nil shares of Class B ordinary shares issued and outstanding, respectively.

Warrants

A summary of warrants activity for the years ended June 30, 2021, 2020 and 2019 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of June 30, 2020	239,675	3.67 years
Exercise of direct offering warrants	(179,942)		May 23, 2024
Granted in April Registered Direct Offering	6,950,000	5.5 years	October 29, 2025
Granted in April Private Placement	11,392,464	5.5 years	October 19, 2025
Balance of warrants outstanding as of June 30, 2021	18,402,197	5.31 years
Granted in July Registered Direct Offering	15,000,000	5 years	July 15, 2026
Granted in September Private Placement	4,717,333	5.5 years	March 15, 2027
Granted in October Private Placement	5,271,551	5.5 years	April 13, 2027
Granted in November Private Placement	9,246,837	5.5 years	May 4, 2028
Exercise of warrants issued in July Registration Direct Offering	(4,450,000)		July 15, 2026
Repurchase of warrants issued in April Registered Direct Offering	(5,549,000)		October 29, 2026
Repurchase of warrants issued in July Registered Direct Offering	(10,549,000)		July 15, 2026
	$32,089,918	4.88 years

As of June 30, 2020, the Company had warrants to purchase 239,675 Class A ordinary shares, among which 35,973 shares shall be exercised at $13.1 per share and 203,702 shares shall be exercised at $0.51. These warrants were classified as liability with changes in fair value charged to consolidated statements of operations and comprehensive loss. During February through March 2021, the investors exercised warrants to purchase 179,942 ordinary shares.

As at June 30, 2022 and 2021, the fair value of the warrants were $nil and $65,581, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. The valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

Private placement warrants

In connection with the April Private Placement, September Private Placement, October Private Placement and November Private Placement, the Company issued warrants to purchase 11,392,464 Class A ordinary shares, 4,717,333 Class A ordinary shares, 5,271,551 Class A ordinary shares and 9,246,837 Class A ordinary shares, respectively. These warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $3.6 per share, 0.8875 per share, $0.875 per share, and $1.05 per share, respectively, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the warrant Shares. The warrants shall expire five and a half (5.5) years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

The warrants were classified as equity as they were indexed to the Company’s own stocks and classified as the Company’s equity.

On the issuance dates, the Company estimated fair value of the warrants in connection with the April Private Placement, September Private Placement, October Private Placement and November Private Placement at $5,213,951, $2,287,907, $2,477,629 and $6,139,900, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. The valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The key assumption used in estimates are as follows:

	April 20, 2021	September 16, 2021	October 14, 2021	November 5, 2021
Terms of warrants	5.5 years	5.5 years	5.5 years	5.5 years
Exercise price	4.65	0.89	0.88	1.05
Risk free rate of interest	0.46%	0.84%	1.05%	1.04%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	57.02%	56.38%	56.37%	56.42%

Registered direct offering warrants

In connection with April Registered Direct Offering and July Registered Direct Offering, the Company issued warrants to purchase 6,950,000 Class A ordinary shares and 15,000,00 Class A ordinary shares, respectively. These warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $3.6 and $1.5 per share, respectively, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the warrant Shares. The warrants shall expire five and a half (5.5) years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

The warrants were classified as equity as they were indexed to the Company’s own stocks and classified as the Company’s equity.

On the issuance dates, the Company estimated fair value of the warrants in connection with the April Registered Direct Offering and July Registered Direct Offering at $7,888,250 and $6,045,000, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. The valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The key assumption used in estimates are as follows:

The key assumption used in estimates are as follows:

	April 30, 2021	July 16, 2021
Terms of warrants	5.5 years	5.5 years
Exercise price	3.60	1.50
Risk free rate of interest	0.46%	0.79%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	55.87%	54.62%

In November 2021, certain institutional investors of July Registered Direct Offering exercised warrants to purchase 4,450,000 ordinary shares of the Company, no par value, for an aggregate purchase price of approximately $6.68 million.

On January 25, 2022, the Company entered into certain Warrant Purchase Agreement (the “Agreement”) with certain investors who subscribed for warrants issued in July Registered Direct Offering, pursuant to which the Company agreed to buy back warrants held by the investors with the right to purchase an aggregate of 10,549,000 Class A ordinary shares, no par value, of the Company, with an exercise price of $1.50 per Ordinary Share and an expiration date of July 20, 2026. The purchase price for each Warrant is $0.40.

On January 25, 2022, the Company entered into certain Warrant Purchase Agreement (the “Agreement”) with certain investors who subscribed for warrants issued in April Registered Direct Offering, pursuant to which the Company agreed to buy back warrants held by the investors with the right to purchase an aggregate of 5,549,000 Class A ordinary shares, no par value, of the Company, with an exercise price of $3.60 per Ordinary Share and an expiration date of October 29, 2025. The purchase price for each Warrant is $0.40.

As of June 30, 2022, the Company made fully payments of $6,439,200.